GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of General And Administrative Expense [Abstract]
Transaction costs	$ 66	$ 413	$ 72
Employee compensation and benefits	366	247	199
Management fees	159	144	168
Other	291	228	175
Total general and administrative expense	$ 882	$ 1,032	$ 614